ORGANIZATION (Details)				1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	May 14, 2018 shares	Apr. 23, 2018 shares	Mar. 31, 2018	Sep. 30, 2018 client_channel Segment	Sep. 30, 2017	Dec. 31, 2017 Client Segment	Dec. 31, 2016
Class of Stock [Line Items]
Number of reportable segments | Segment					4		4
Number of main client channels					3		3
IPO
Class of Stock [Line Items]
Shares issued in initial public offering (in shares)		157,837,500
Ownership percentage after initial public offering (as a percent)	72.00%
AXA Financial
Class of Stock [Line Items]
Economic interest in subsidiary (as a percent)				100.00%	100.00%		64.70%	63.70%
Consolidation, less than wholly owned subsidiary, additional interest issued to parent (as a percent)	0.50%			0.50%	0.50%
AB
Class of Stock [Line Items]
Economic interest in subsidiary (as a percent)			65.00%		65.00%	47.00%	46.70%	45.80%
Consolidation, less than wholly owned subsidiary, purchase of interest by parent, shares (in shares)			8,160,000
AXA -IM Holding U. S. Inc.
Class of Stock [Line Items]
Ownership percentage after initial public offering (as a percent)			100.00%
Consolidation, less than wholly owned subsidiary, purchase of interest by parent, shares (in shares)			41,934,582